Share-based Compensation - Summary of Share Activity Under the Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	564,272
Vested	(294,114)
Granted/Issued	11,892,704
Forfeited	(1,302)
Ending Balance	12,161,560	564,272
Beginning Balance	$ 0.19
Vested	0.19
Granted/Issued	0.22
Forfeited	0.19
Ending Balance	$ 0.6	$ 0.19
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance			5,676,896
Incentive Units [Member] | Limited Liability Company Profit Interests Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	564,272	2,815,273
Vested		(2,113,766)	(2,861,623)
Forfeited		(137,235)	0
Ending Balance		564,272	2,815,273